Other reserves - Schedule of Revaluation Reserve in Respect of Debt Securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
Change in fair value	£ 0	£ 0	£ 0
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	9
Debt securities | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	50	207	99
Change in fair value	(40)	(133)	133
Deferred tax	11	31	(45)
Income tax relating to changes in revaluation surplus included in other comprehensive income	1	8	0
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	(28)	(94)	88
Income statement transfers in respect of disposals (note 11)	(122)	(92)	2
Deferred tax	35	23	20
Net Income statement transfers	(87)	(69)	22
Impairment recognised in the income statement	(2)	6	(2)
At 31 December	£ (67)	£ 50	£ 207